Expenses by nature - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Technology service fees	¥ 2,261,498	¥ 2,021,238	¥ 1,500,711
Employee benefit expenses (Note 7)	1,601,989	1,629,375	1,643,404
Outsourcing labor costs	528,582	437,081	300,323
Business origination fees to channel partners	251,427	276,966	251,988
Purchase costs of products	183,956	176,224	74,248
Amortization of intangible assets (Note 13)	162,121	302,774	282,697
Depreciation of property and equipment	119,309	135,975	138,531
Listing expense	69,857	12,467
Professional service fees	50,596	48,001	67,137
Marketing and advertising fees	50,246	110,775	59,801
Travelling expenses	38,873	76,987	54,587
Auditor's remuneration
-Audit related	16,501	14,657	15,900
-Non-audit	3,150	1,957	3,149
Impairment loss of intangible assets (Note 13)	10,208	5,646	23,259
Others	134,431	228,666	290,794
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	¥ 5,482,744	¥ 5,478,789	¥ 4,706,529